Goldman Sachs High Yield Floating Rate Fund Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs High Yield Floating Rate Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.07%	[2]
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.01%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.82%	[2]
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.76%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.74%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.73%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.82%	[2]
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.76%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.32%	[2]
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.26%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.73%	[2]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.72%

[1]	The “Other Expenses” for Class A, Class C, Institutional, Investor, Class R and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares. These arrangements will remain in effect through at least July 29, 2026, and prior to such date the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.